DEUTSCHE ASSET MANAGEMENT

Mutual Fund
   Semi-Annual Report

                                                                  March 31, 2002

PreservationPlus Fund

A Member of the
Deutsche Bank Group
[LOGO OMITTED]

PreservationPlus Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................   3
              PERFORMANCE COMPARISON ......................................   7

              PRESERVATIONPLUS FUND
                 Statement of Assets and Liabilities ......................  10
                 Statement of Operations ..................................  11
                 Statements of Changes in Net Assets ......................  12
                 Financial Highlights .....................................  13
                 Notes to Financial Statements ............................  16

              PRESERVATIONPLUS PORTFOLIO
                 Schedule of Portfolio Investments ........................  19
                 Statement of Assets and Liabilities ......................  25
                 Statement of Operations ..................................  26
                 Statements of Changes in Net Assets ......................  27
                 Financial Highlights .....................................  28
                 Notes to Financial Statements ............................  29



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          The Fund is not insured by the FDIC and is not a
          deposit, obligation of or guaranteed by Deutsche
          Bank AG. The Fund is subject to investment risks,
          including possible loss of principal amount
          invested.
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                                        2

PreservationPlus Fund
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LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for the period ended March 31, 2002 for Deutsche Asset Management's PreservationPlus Fund (the `Fund'). It provides a review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The PreservationPlus Fund was the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products.(1) The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457 and not-for-profit 403(b) plans. Morningstar(R) has rated PreservationPlus Institutional Class the highest Overall Morningstar Rating(TM) (five stars) out of 1,878 taxable bonds funds, as of March 31, 2002, based on its risk-adjusted performance.(2)

MARKET ACTIVITY
OVERALL, THE US FIXED INCOME MARKETS PRODUCED LOW BUT POSITIVE NOMINAL RETURNS FOR THE SEMI-ANNUAL PERIOD.
o All major components of the Lehman Aggregate Bond Index(3) outperformed US Treasuries for the six month period.
o For the six months ended March 31, 2002, US credit securities (formerly known as corporate securities) delivered the best performance relative to duration-adjusted US Treasuries gaining 0.62% on an absolute total return basis.
o For the semi-annual period, two-year US Treasury yields rose 0.88% to 3.72%, five-year Treasury yields increased 1.04% to 4.84%, ten-year Treasury yields rose 0.81% to 5.40%, and the thirty-year Treasury yield increased 0.38% to 5.80%.

EVIDENCE OF AN IMPROVING US ECONOMY AND A CHANGE IN BIAS FROM 'EASING' TO 'NEUTRAL' BY THE FEDERAL RESERVE BOARD DURING THE SEMI-ANNUAL PERIOD CONTRIBUTED MOST TO THE LACKLUSTER PERFORMANCE BY THE US FIXED INCOME MARKETS.
o September 11th had dramatically exacerbated global pessimism. The terrorist attacks spawned a wave of massive layoffs in the entertainment and transportation industries. In November, the global recession that was previously a matter of speculation was finally confirmed. Central banks, including the US Federal Reserve Board, rushed to supply liquidity.
o However, after the fears of business and consumer spending grinding to a standstill generated immediately following September 11th did not materialize, the primary debate within the financial markets centered upon when the global economy would emerge from its recessionary spiral. The Federal Reserve Board continued to provide liquidity to the financial markets by cutting interest rates three more times during the fourth quarter of 2001 in an effort to stabilize consumer and business confidence.
o Economic data released during the first quarter of 2002 turned a little more positive and pointed to signs of a bottoming in the economy. It became clear by February 2002 that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle. In fact, in March, the Federal Reserve Board shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The fixed income markets began pricing in potential interest rate increases by mid-year 2002.
o At the end of the semi-annual period, the targeted federal funds rate stood at 1.75%, which is low by historical standards.
o This economic environment, along with improved performance in the equity markets, led to more difficult circumstances for fixed income investors during the semi-annual period.


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1  Source: Business and Management Practices, 9/97.
2 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Morningstar(R) proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from the Fund's three-, five-, and ten-year (if applicable) average annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US Treasury Bill returns. The Overall Morningstar Rating(TM) is a weighted average of the Fund's three-, five- and ten-year (if applicable) risk adjusted performance. For the three year period ended March 31, 2002, the PreservationPlus Fund Institutional Class received 5 stars and was rated among 1,878 Taxable Bond Funds. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Fund was rated exclusively against US-domiciled funds. Ratings are for the Institutional Class only. Other classes may vary.
3 Lehman Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities of one year or more.
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PreservationPlus Fund
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LETTER TO SHAREHOLDERS

INVESTMENT REVIEW
THE FUND WAS DIVERSIFIED ACROSS THE MAJOR SECTORS OF THE INVESTMENT GRADE FIXED INCOME MARKET. As of March 31, 2002, the portfolio was allocated 32.04% to corporate bonds, 29.48% to mortgage-backed securities, 29.90% to asset-backed securities, 4.76% to US Treasuries/agencies and 3.82% to cash equivalents and other investments.(6) This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than US government securities. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

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                                                           CUMULATIVE TOTAL RETURNS     AVERAGE ANNUAL TOTALRETURNS
   Periods Ended                           6 Months      1 Year  3 Years      Since       1 Year  3 Years     Since
   March 31, 2002                                                      Inception(2)                    Inception(2)
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 PreservationPlus Fund(1)
   Institutional Class                        2.65%       5.49%   18.15%     27.17%        5.49%    5.72%     5.75%
   Institutional Service Class(3)             2.57%       5.33%   17.62%     24.27%        5.33%    5.56%     5.59%
   Investment Class (formerly Service Class)  2.52%       5.23%   17.18%     20.38%        5.23%    5.43%     5.41%
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 Lehman 1-3 Year US Government/
   Credit Index(4)                            0.84%       5.71%   20.50%     29.80%        5.71%    6.41%     6.33%
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 iMoneyNet-First Tier Retail Money
   Funds Average(4)                           0.79%       2.58%   13.81%     20.88%        2.58%    4.40%     4.56%
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 Wrapped Lehman Intermediate
   Aggregate Bond Index(4)                    3.01%       6.19%   19.85%     29.09%        6.19%    6.22%     6.19%
---------------------------------------------------------------------------------------------------------------------
 Lipper Intermediate Investment
   Grade Debt Funds Average(5)               (0.29)%      4.23%   17.39%     25.55%        4.23%    5.48%     5.49%
---------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance figures for the classes differ because each class maintains a distinct expense structure. Performance does not reflect the distribution of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
   The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that the Fund will be able to maintain a stable value per share. The Fund holds fixed income securities, money market instruments, futures, options and other instruments and enters into Wrapper Agreements with insurance companies, banks and other financial institutions. These agreements are intended to stabilize the value per share. Please see the prospectus for more information on these agreements. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.
2 The Fund's inception dates are:Institutional Class: December 12, 1997, Institutional Service Class: April 1, 1998, Investment Class: September 23, 1998. Benchmark returns are for comparative purposes relative to Institutional Class Shares and are for the periods beginning December 31, 1997.
3 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
4 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.These figures do not reflect sales charges.
6 'Other investments' include wrapper agreements as described in Note 5 on page 30 of this report.
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PreservationPlus Fund
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LETTER TO SHAREHOLDERS


THE FUND WAS THE FIRST SEC REGISTERED MUTUAL FUND TO MAKE USE OF WRAPPER AGREEMENTS TO SEEK TO MAINTAIN A STABLE VALUE PER SHARE IN THE FACE OF FLUCTUATIONS IN VALUES DUE TO CHANGES IN YIELDS. To date, we have negotiated four Wrapper Agreements. Collectively, the Wrapper Agreements cover the fixed income securities in the Portfolio. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of March 31, 2002 are issued by Bank of America, N.A., National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co. The Fund had an approximate allocation to each Wrapper Agreement provider of 24%, with the exception of Credit Suisse Financial Products, which had a 28% allocation. This was a successful strategy for the Fund.

THE FUND HAS MAINTAINED A HIGH QUALITY PORTFOLIO. The average credit quality of investments in the Fund was AA+ at the end of the semi-annual period, measured using Standard & Poor's ratings. The average quality of the issuers of the Wrapper Agreements was maintained at AA on March 31, 2002, measured using Standard & Poor's ratings.(2) The Fund's duration at March 31, 2002 stood at
3.34 years.

MANAGER OUTLOOK
As the second quarter of 2002 begins, economic momentum appears to be building, and a recovery seems more apparent. Consumer demand remains resilient, buoyed by monetary and fiscal stimulus, lower energy prices, productivity-driven strength in real income, a firm housing market, and improved sentiment post-September 11th. A slower rate of inventory liquidation is adding to the economic recovery dynamic in classic fashion, ie by reviving manufacturing production, boosting job and income growth, and reinforcing the improvement in demand. After six quarters of Gross Domestic Product (GDP) growth averaging below 1%, the US seems to be returning to a trend-like 3.0% to 3.5% growth rate--a bit faster even than we had anticipated.

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 SECTOR ALLOCATION
 By Sector as of March 31, 2002
 (percentages are based on net assets in the Portfolio and include accrued interest of portfolio securities)
--------------------------------------------------------------------------------
   Corporates ................................  32.04%
   Asset-Backed Securities ...................  29.90
   Mortgages .................................  29.48
   Cash Equivalents and Other Investments(1)..   3.82
   Treasury ..................................   3.06
   Agency ....................................   1.70
                                               ------
                                               100.00%
                                               ======


In our view, the Federal Reserve Board is likely to grow increasingly convinced that the US economic recovery is on a solid, self-sustained footing and that the unprecedented degree of policy accommodation in place throughout 2001 is no longer warranted. Although the Federal Reserve Board is unlikely to take action immediately, due to the lack of clear-cut signs of above-trend growth and rising inflation risks, we anticipate that it will slowly begin the process of unwinding the emergency interest rate cuts it made late in 2001 by its June 2002 meeting. We believe the Federal Reserve Board will then likely continue adjusting short-term rates back to a more historically 'normal' level over the subsequent six to twelve months.

While the fixed income markets have given up ground as the economic recovery has strengthened, we believe these markets have now discounted at least as much Federal Reserve Board tightening for 2002 as we expect. The yield curve will likely begin flattening once the Federal Reserve Board actually starts raising interest rates and will probably continue returning to a more typical, flatter configuration as short-term interest rates are restored to more historically 'normal' levels. In our view, short and intermediate-term fixed income yields may rise further over the next year or so, as Federal Reserve Board tightening of monetary policy plays out. At the same time, we believe longer-term fixed income yields need not increase much further at all, especially given the likely benign inflation backdrop. As economic growth takes hold and companies return to profitability, corporate bonds have the potential to perform particularly well in our opinion.

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1 Other investments include wrapper agreements as described in Note 5 on page 30 of this report.
2 Ratings are subject to change and do not remove market risk.
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                                        5

PreservationPlus Fund
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LETTER TO SHAREHOLDERS


We maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting the highest quality spread sector assets--ie corporate, mortgage- and asset-backed--at the maximum yield possible, while normally maintaining a 10% cash allocation to provide liquidity. This liquidity facilitates the management of daily investor cash flows.

We value your support of the PreservationPlus Fund and look forward to serving your investment needs in the years ahead.



/S/SIGNATURE
/S/SIGNATURE
/S/SIGNATURE
John Axtell, Louis R. D'Arienzo and Eric Kirsch
Portfolio Managers of the PRESERVATIONPLUS PORTFOLIO
March 31, 2002


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                                        6

PreservationPlus Fund
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PERFORMANCE COMPARISON(1)

PRESERVATIONPLUS FUND--INSTITUTIONAL CLASS, LEHMAN 1-3 YEAR US GOVERNMENT/CREDIT INDEX, IMONEYNET-FIRST TIER RETAIL MONEY FUNDS AVERAGEAND WRAPPED LEHMAN INTERMEDIATE AGGREGATE BOND INDEX GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

[LINE GRAPH OMITTED]

           PRESERVATIONPLUS     LEHMAN 1-3 YEAR    IMONEYNET-FIRST TIER         WRAPPED LEHMAN
                 FUND--         US GOVERNMENT/          RETAIL MONEY       INTERMEDIATE AGGREGATE
         INSTITUTIONAL CLASS    CREDIT INDEX(3)       FUNDS AVERAGE(3)          BOND INDEX(3)
12/12/97        $10,000             $10,000              $10,000                  $10,000
01/31/98         10,077              10,097               10,043                   10,051
02/28/98         10,121              10,105               10,081                   10,097
03/31/98         10,170              10,144               10,124                   10,148
04/30/98         10,218              10,194               10,164                   10,198
05/31/98         10,268              10,250               10,207                   10,250
06/30/98         10,317              10,303               10,248                   10,301
07/31/98         10,367              10,351               10,291                   10,353
08/31/98         10,418              10,470               10,334                   10,406
09/30/98         10,467              10,610               10,375                   10,457
10/31/98         10,517              10,656               10,417                   10,510
11/30/98         10,566              10,655               10,456                   10,562
12/31/98         10,617              10,696               10,497                   10,616
01/31/99         10,668              10,741               10,537                   10,669
02/28/99         10,713              10,696               10,572                   10,717
03/31/99         10,763              10,772               10,610                   10,770
04/30/99         10,811              10,809               10,647                   10,822
05/31/99         10,860              10,800               10,685                   10,876
06/30/99         10,909              10,832               10,723                   10,928
07/31/99         10,959              10,863               10,762                   10,980
08/31/99         11,010              10,892               10,803                   11,037
09/30/99         11,060              10,965               10,844                   11,090
10/31/99         11,111              10,997               10,888                   11,145
11/30/99         11,163              11,022               10,931                   11,199
12/31/99         11,217              11,033               10,978                   11,256
01/31/00         11,271              11,033               11,026                   11,313
02/29/00         11,322              11,110               11,072                   11,367
03/31/00         11,377              11,172               11,121                   11,424
04/30/00         11,431              11,194               11,170                   11,483
05/31/00         11,487              11,234               11,223                   11,543
06/30/00         11,543              11,358               11,277                   11,602
07/31/00         11,600              11,436               11,333                   11,663
8/31/00          11,658              11,527               11,390                   11,724
9/30/00          11,714              11,622               11,446                   11,784
10/31/00         11,772              11,674               11,503                   11,846
11/30/00         11,828              11,782               11,558                   11,907
12/31/00         11,887              11,924               11,616                   11,970
1/31/01          11,945              12,093               11,672                   12,034
2/28/01          11,997              12,179               11,717                   12,091
3/31/01          12,055              12,278               11,764                   12,156
4/30/01          12,110              12,317               11,806                   12,216
5/31/01          12,166              12,393               11,845                   12,279
6/30/01          12,221              12,441               11,880                   12,341
7/31/01          12,278              12,597               11,913                   12,405
8/31/01          12,335              12,683               11,944                   12,469
9/30/01          12,389              12,871               11,994                   12,531
10/31/01         12,444              13,000               12,012                   12,596
11/30/01         12,496              12,965               12,030                   12,658
12/31/01         12,552              12,971               12,047                   12,723
1/31/02          12,609              13,008               12,062                   12,787
2/28/02          12,660              13,065               12,076                   12,844
3/31/02          12,717              12,980               12,088                   12,909

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                                                  AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                  1 Year    3 Years      Since
   March 31, 2002                                                 Inception(2)
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   PreservationPlus Fund--Institutional Class      5.49%      5.72%      5.75%
--------------------------------------------------------------------------------

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1  PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Institutional Class Shares: December 12, 1997. Benchmark returns are for the periods beginning December 31, 1997.
3 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.

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                                        7

PreservationPlus Fund
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PERFORMANCE COMPARISON(1)

PRESERVATIONPLUS FUND--INSTITUTIONAL SERVICE CLASS, LEHMAN 1-3 YEAR US GOVERNMENT/CREDIT INDEX, IMONEYNET-FIRST TIER RETAIL MONEY FUNDS AVERAGE AND WRAPPED LEHMAN INTERMEDIATE AGGREGATE BOND INDEX GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

[LINE GRAPH OMITTED]

            PreservationPlus        Lehman 1-3 Year      iMoneyNet-First Tier      Wrapped Lehman
         Fund--Institutional       US Government/           Retail Money       Intermediate Aggregate
             Service Class          Credit Index(3)        Funds Average(3)          Bond Index(3)
04/01/98       $10,000                 $10,000                 $10,000                 $10,000
04/30/98        10,045                  10,049                  10,040                  10,049
05/31/98        10,092                  10,104                  10,082                  10,100
06/30/98        10,139                  10,156                  10,122                  10,150
07/31/98        10,187                  10,204                  10,165                  10,201
08/31/98        10,236                  10,321                  10,208                  10,253
09/30/98        10,282                  10,460                  10,249                  10,303
10/31/98        10,331                  10,505                  10,290                  10,355
11/30/98        10,377                  10,503                  10,329                  10,406
12/31/98        10,426                  10,544                  10,369                  10,459
01/31/99        10,474                  10,589                  10,408                  10,511
02/28/99        10,517                  10,544                  10,443                  10,558
03/31/99        10,565                  10,619                  10,480                  10,611
04/30/99        10,611                  10,655                  10,517                  10,662
05/31/99        10,658                  10,646                  10,555                  10,714
06/30/99        10,705                  10,678                  10,592                  10,766
07/31/99        10,752                  10,709                  10,631                  10,817
08/31/99        10,801                  10,737                  10,671                  10,873
09/30/99        10,848                  10,809                  10,712                  10,925
10/31/99        10,898                  10,841                  10,755                  10,979
11/30/99        10,947                  10,865                  10,798                  11,033
12/31/99        10,999                  10,876                  10,844                  11,088
01/31/00        11,050                  10,876                  10,892                  11,144
02/29/00        11,099                  10,952                  10,937                  11,197
03/31/00        11,151                  11,014                  10,986                  11,254
04/30/00        11,203                  11,035                  11,034                  11,311
05/31/00        11,257                  11,075                  11,086                  11,371
06/30/00        11,309                  11,197                  11,139                  11,429
07/31/00        11,364                  11,273                  11,195                  11,489
8/31/00         11,419                  11,363                  11,251                  11,549
9/30/00         11,473                  11,456                  11,306                  11,608
10/31/00        11,528                  11,508                  11,362                  11,669
11/30/00        11,581                  11,615                  11,417                  11,729
12/31/00        11,637                  11,755                  11,474                  11,791
1/31/01         11,693                  11,921                  11,529                  11,853
2/28/01         11,743                  12,006                  11,574                  11,910
3/31/01         11,798                  12,104                  11,620                  11,973
4/30/01         11,850                  12,142                  11,662                  12,033
5/31/01         11,904                  12,217                  11,701                  12,095
6/30/01         11,956                  12,264                  11,735                  12,156
7/31/01         12,010                  12,418                  11,768                  12,218
8/31/01         12,064                  12,502                  11,798                  12,282
9/30/01         12,116                  12,688                  11,843                  12,343
10/31/01        12,168                  12,815                  11,864                  12,406
11/30/01        12,217                  12,781                  11,879                  12,468
12/31/01        12,270                  12,787                  11,895                  12,532
1/31/02         12,324                  12,823                  11,910                  12,594
2/28/02         12,373                  12,879                  11,923                  12,651
3/31/02         12,427                  12,795                  11,935                  12,714

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                                                  AVERAGE ANNUAL TOTAL RETURNS
 Periods Ended                                    1 Year     3 Years     Since
 March 31, 2002                                                   Inception(2)
------------------------------------------------------------------------------
 PreservationPlus Fund--
 Institutional Service Class                       5.33%       5.56%     5.59%
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Institutional Service Class: April 1, 1998. Benchmark returns are for the periods beginning March 31, 1998.
3 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations. On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON(1)

PRESERVATIONPLUS FUND--INVESTMENT CLASS (FORMERLY SERVICE CLASS), LEHMAN 1-3 YEAR US GOVERNMENT/CREDIT INDEX, IMONEYNET-FIRST TIER RETAIL MONEY FUNDS AVERAGE AND WRAPPED LEHMAN INTERMEDIATE AGGREGATE BOND INDEX GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

[LINE GRAPH OMITTED]

           PRESERVATIONPLUS FUND        LEHMAN 1-3 YEAR   IMONEYNET-FIRST TIER       WRAPPED LEHMAN
            --INVESTMENT CLASS          US GOVERNMENT/         RETAIL MONEY      INTERMEDIATE AGGREGATE
         (FORMERLY SERVICE CLASS)       CREDIT INDEX(3)      FUNDS AVERAGE(3)        BOND INDEX(3)
09/23/98        $10,000                     $10,000              $10,000                $10,000
10/31/98         10,056                      10,043               10,040                 10,043
11/30/98         10,099                      10,042               10,078                 10,085
12/31/98         10,145                      10,080               10,117                 10,129
01/31/99         10,189                      10,123               10,156                 10,173
02/28/99         10,230                      10,081               10,189                 10,213
03/31/99         10,274                      10,152               10,226                 10,257
04/30/99         10,316                      10,187               10,262                 10,301
05/31/99         10,360                      10,179               10,299                 10,347
06/30/99         10,403                      10,209               10,335                 10,391
07/31/99         10,447                      10,238               10,373                 10,437
08/31/99         10,492                      10,265               10,413                 10,485
09/30/99         10,536                      10,334               10,452                 10,531
10/31/99         10,582                      10,365               10,494                 10,580
11/30/99         10,628                      10,388               10,536                 10,627
12/31/99         10,676                      10,398               10,581                 10,676
01/31/00         10,723                      10,398               10,628                 10,727
02/29/00         10,768                      10,470               10,671                 10,774
03/31/00         10,817                      10,530               10,719                 10,825
04/30/00         10,865                      10,550               10,767                 10,877
05/31/00         10,918                      10,588               10,817                 10,931
06/30/00         10,970                      10,705               10,869                 10,983
07/31/00         11,024                      10,778               10,923                 11,037
8/31/00          11,078                      10,863               10,978                 11,091
9/30/00          11,130                      10,953               11,032                 11,144
10/31/00         11,184                      11,002               11,087                 11,200
11/30/00         11,234                      11,104               11,140                 11,254
12/31/00         11,288                      11,238               11,196                 11,310
1/31/01          11,340                      11,398               11,250                 11,366
2/28/01          11,388                      11,479               11,293                 11,418
3/31/01          11,440                      11,572               11,339                 11,475
4/30/01          11,490                      11,609               11,379                 11,530
5/31/01          11,541                      11,680               11,417                 11,586
6/30/01          11,590                      11,725               11,450                 11,642
7/31/01          11,642                      11,872               11,482                 11,699
8/31/01          11,694                      11,953               11,512                 11,757
9/30/01          11,743                      12,131               11,553                 11,813
10/31/01         11,792                      12,252               11,574                 11,870
11/30/01         11,839                      12,219               11,589                 11,927
12/31/01         11,890                      12,225               11,605                 11,985
1/31/02          11,941                      12,260               11,620                 12,042
2/28/02          11,987                      12,313               11,632                 12,094
3/31/02          12,038                      12,233               11,644                 12,151

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                             1 Year     3 Years        Since
   March 31, 2002                                               Inception(2)
--------------------------------------------------------------------------------
   PreservationPlus Fund--Investment Class     5.23%       5.43%       5.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is: Investment Class: September 23, 1998. Benchmark returns are for the periods beginning September 30, 1998.
3 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                                  MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in the PreservationPlus Portfolio, at value .......................................   $248,620,623
   Receivable for capital shares sold ...........................................................        728,854
   Prepaid expenses and other ...................................................................        103,338
                                                                                                    ------------
Total assets ....................................................................................    249,452,815
                                                                                                    ------------
LIABILITIES
   Payable for capital shares redeemed ..........................................................         10,048
   Due to administrator .........................................................................        322,413
   Accrued expenses and other ...................................................................        271,920
                                                                                                    ------------
Total liabilities ...............................................................................        604,381
                                                                                                    ------------
NET ASSETS ......................................................................................   $248,848,434
                                                                                                    ------------
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................................................................   $251,114,797
   Accumulated net realized loss on investment transactions and wrapper agreements ..............       (232,552)
   Net unrealized appreciation on investments ...................................................      2,584,569
   Net unrealized depreciation on wrapper agreements ............................................     (4,618,380)
                                                                                                    ------------
NET ASSETS ......................................................................................   $248,848,434
                                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Institutional Class(1) .......................................................................   $      10.00
                                                                                                    ============
   Institutional Service Class(2) ...............................................................   $      10.00
                                                                                                    ============
   Investment Class(3) ..........................................................................   $      10.00
                                                                                                    ============

--------------------------------------------------------------------------------
1 Net asset value, offering and redemption price per share (based on net assets of $174,376,094 and 17,437,606 shares outstanding; $.001 par value, unlimited number of shares authorized).
2 Net asset value, offering and redemption price per share (based on net assets of $37,594,167 and 3,759,414 shares outstanding; $.001 par value, unlimited number of shares authorized).
3 Net asset value, offering and redemption price per share (based on net assets of $36,878,173 and 3,687,832 shares outstanding; $.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                  MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM PRESERVATIONPLUS PORTFOLIO:
   Interest ......................................................................................   $ 6,607,567
   Dividends .....................................................................................       334,360
   Credited rate interest ........................................................................       604,269
   Expenses(1) ...................................................................................      (470,098)
                                                                                                     -----------
NET INVESTMENT INCOME FROM PRESERVATIONPLUS PORTFOLIO ............................................     7,076,098
                                                                                                     -----------
EXPENSES
   Administration and services fees:
     Institutional Class .........................................................................        91,214
     Investment Class ............................................................................        60,632
     Institutional Service Class .................................................................        18,393
   Organization expenses .........................................................................        63,140
   Shareholder service fees:
     Investment Class ............................................................................        60,632
     Institutional Service Class .................................................................        27,589
   Printing and shareholder reports ..............................................................        21,724
   Registration fees .............................................................................         5,531
   Professional fees .............................................................................         4,286
   Trustees fees .................................................................................         5,398
   Miscellaneous .................................................................................         1,806
                                                                                                     -----------
Total expenses ...................................................................................       360,345
Less: fee waivers and/or expense reimbursements ..................................................      (205,194)
                                                                                                     -----------
Net expenses .....................................................................................       155,151
                                                                                                     -----------
NET INVESTMENT INCOME ............................................................................     6,920,947
                                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRAPPER AGREEMENTS
   Net realized gain from investment transactions ................................................     1,553,317
   Net realized gain on wrapper agreements .......................................................            --
   Net change in unrealized appreciation/depreciation on investments .............................    (6,202,375)
   Net change in unrealized appreciation/depreciation on wrapper agreements ......................     4,649,058
                                                                                                     -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND WRAPPER AGREEMENTS ...........................            --
                                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................................   $ 6,920,947
                                                                                                     ===========

--------------------------------------------------------------------------------
1 For the six months ended March 31, 2002, the Preservation Plus Portfolio waived fees in the amount of $204,636, which was allocated to the fund on a pro-rated basis.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX                  FOR THE
                                                                          MONTHS ENDED               YEAR ENDED
                                                                       MARCH 31, 2002(1)     SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................................  $  6,920,947              $ 15,583,812
   Net realized gain from investment transactions ......................     1,553,317                 2,621,534
   Net realized gain on wrapper agreements .............................            --                   135,584
   Net change in unrealized appreciation/depreciation
     on investments ....................................................    (6,202,375)               13,622,135
   Net change in unrealized appreciation/depreciation
     on wrapper agreements .............................................     4,649,058               (16,379,253)
                                                                          ------------              ------------
   Net increase in net assets from operations ..........................     6,920,947                15,583,812
                                                                          ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Institutional Class ...............................................    (4,767,830)               (9,653,632)
     Institutional Service Class(2) ....................................    (1,215,328)               (3,581,955)
     Investment Class (formerly Service Class)(3) ......................      (937,789)               (2,348,225)
                                                                          ------------              ------------
Total distributions ....................................................    (6,920,947)              (15,583,812)
                                                                          ------------              ------------
   Net realized gains
     Institutional Class ...............................................    (1,706,553)                       --
     Institutional Service Class .......................................      (367,347)                       --
     Investment Class (formerly Service Class) .........................      (540,473)                       --
                                                                          ------------              ------------
Total distributions ....................................................    (2,614,373)                       --
                                                                          ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Net decrease resulting from
     Institutional Class shares ........................................   (22,800,551)                 (237,933)
   Net increase (decrease) resulting from Institutional
     Service Class shares(2) ...........................................     1,495,333               (38,666,354)
   Net increase (decrease) resulting from Investment Class
     shares (formerly Service Class)(3) ................................   (13,571,847)               14,602,055
                                                                          ------------              ------------
Net decrease in net assets from capital share
   transactions ........................................................   (34,877,065)              (24,302,232)
                                                                          ------------              ------------
TOTAL DECREASE IN NET ASSETS ...........................................   (37,491,438)              (24,302,232)
NET ASSETS
   Beginning of period .................................................   286,339,872               310,642,104
                                                                          ------------              ------------
   End of period .......................................................  $248,848,434              $286,339,872
                                                                          ============              ============

--------------------------------------------------------------------------------
1  Unaudited.
2 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts. 3 On January 31, 2000, PreservationPlus Fund Service Class was renamed PreservationPlus Fund Investment Class.
3 On January 31, 2000, PreservationPlus Fund Service Class was renamed PreservationPlus Fund Investment Class.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS                       FOR THE SIX                                    FOR THE    FOR THE PERIOD
                                          MONTHS ENDED                                YEARS ENDED  DEC. 12, 1997(2)
                                             MARCH 31,                              SEPTEMBER 30,           THROUGH
                                               2002(1)           2001          2000          1999    SEPT. 30, 1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........   $10.00         $10.00        $10.00        $10.00            $10.00
                                                ------         ------        ------        ------            ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................     0.26           0.56          0.58          0.55              0.46
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................    (0.26)         (0.56)        (0.58)        (0.55)            (0.46)
   Net realized gains from investment
     transactions(3) ........................    (0.10)            --            --         (0.05)               --
   Reverse stock split(3) ...................     0.10             --            --          0.05                --
                                                ------         ------        ------        ------            ------
NET ASSET VALUE, END OF PERIOD ..............   $10.00         $10.00        $10.00        $10.00            $10.00
                                                ======         ======        ======        ======            ======
TOTAL INVESTMENT RETURN .....................     2.65%          5.77%         5.91%         5.66%             5.91%(4)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted).. $174,376       $198,883      $199,121      $186,563          $162,193
   Ratios to average net assets:
     Net investment income ..................     5.65%(4)       5.61%        5.76%         5.53%             5.79%(4)
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio ...........................     0.40%(4)       0.40%        0.40%         0.40%             0.40%(4)
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio ...........................      .54%(4)       0.65%        0.60%         0.66%             0.90%(4)

--------------------------------------------------------------------------------
1  Unaudited.
2  Commencement of operations.
3  See Note 5 in Notes to Financial Statements.
4  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL SERVICE CLASS(1)            FOR THE SIX                                    FOR THE    FOR THE PERIOD
                                          MONTHS ENDED                                YEARS ENDED  APRIL 1, 1998(3)
                                             MARCH 31,                              SEPTEMBER 30,           THROUGH
                                               2002(2)           2001          2000          1999    SEPT. 30, 1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD            $10.00         $10.00        $10.00        $10.00            $10.00
                                                ------         ------        ------        ------            ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.25           0.55          0.56          0.54              0.28
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                         (0.25)         (0.55)        (0.56)        (0.54)            (0.28)
   Net realized gains from investment
     transactions(4)                             (0.10)            --            --         (0.05)               --
   Reverse stock split(4)                         0.10             --            --          0.05                --
                                                ------         ------        ------        ------            ------
NET ASSET VALUE, END OF PERIOD                  $10.00         $10.00        $10.00        $10.00            $10.00
                                                ======         ======        ======        ======            ======
TOTAL INVESTMENT RETURN                           2.57%          5.61%         5.75%         5.50%             5.78%(5)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted)    $37,594        $36,466       $75,133      $114,935           $55,137
   Ratios to average net assets:
     Net investment income                        5.53%(5)       5.50%         5.60%         5.43%             5.66%(5)
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio                                 0.55%(5)       0.55%         0.55%         0.55%             0.55%(5)
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio                                  .77%(5)       0.81%         0.76%         0.83%             0.94%(5)

--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
2  Unaudited.
3  Commencement of operations.
4  See Note 5 in Notes to Financial Statements.
5  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INVESTMENT CLASS                          FOR THE SIX                                    FOR THE    FOR THE PERIOD
 (FORMERLY SERVICE CLASS)(1)              MONTHS ENDED                                YEARS ENDED SEPT. 23, 1998(3)
                                             MARCH 31,                              SEPTEMBER 30,           THROUGH
                                               2002(2)           2001          2000          1999    SEPT. 30, 1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD            $10.00         $10.00        $10.00        $10.00            $10.00
                                                ------         ------        ------        ------            ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.25           0.54          0.55          0.51              0.01
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                         (0.25)         (0.54)        (0.55)        (0.51)            (0.01)
   Net realized gains from investment
     transactions(4)                             (0.10)            --            --         (0.05)               --
   Reverse stock split(4)                         0.10             --            --          0.05                --
                                                ------         ------        ------        ------            ------
NET ASSET VALUE, END OF PERIOD                  $10.00         $10.00        $10.00        $10.00            $10.00
                                                ======         ======        ======        ======            ======
TOTAL INVESTMENT RETURN                           2.52%          5.50%         5.64%         5.25%             5.42%(5)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted)    $36,878        $50,990       $36,388       $17,099              $404
   Ratios to average net assets:
     Net investment income                        5.47%(5)       5.34%         5.49%         5.20%             5.42%(5)
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio                                 0.65%(5)       0.65%         0.65%         0.80%             0.80%(5)
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio                                 1.22%(5)       1.07%         1.05%         1.18%             1.23%(5)

--------------------------------------------------------------------------------
1 On January 31, 2000, PreservationPlus Fund Service Class was renamed PreservationPlus Fund Investment Class.
2  Unaudited.
3  Commencement of operations.
4  See Note 5 in Notes to Financial Statements.
5  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Pyramid Mutual Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. PreservationPlus Fund (the 'Fund') is one of the funds the Company offers to investors.

The Fund offers three classes of shares to investors: the Investment Class, the Institutional Class and the Institutional Service Class. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek a high level of current income while seeking to maintain a stable value per share. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On March 31, 2002, the Fund owned approximately 100% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses, including Wrapper Agreements, in proportion to its investment in the Portfolio. Service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10% for the Institutional and Institutional Service Classes and 0.25% for the Investment Class.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through January 31, 2003, to the extent necessary, to limit all expenses as follows: Institutional Class to 0.40% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Service Class to 0.55% of the average daily net assets of the Class, including expenses of the Portfolio; and Investment Class to 0.65% of the average daily net assets of the Class, including expenses of the Portfolio.



--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

The Fund charges a fee of 2% on redemptions by non-qualified retirement plans unless the redemptions are directed by plan participants or the plan gives the Fund 12 months notice. If the aggregate fair value of the wrapper agreements is less than zero at the time of redemption, the Fund waives the redemption fee.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor a shareholder servicing fee based on the average daily net assets of the Institutional Service Class and Investment Class Shares which is calculated daily and paid monthly at the maximum annual rate of 0.15% and 0.25%, respectively.



NOTE 4--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                                        Institutional Class Shares                 Institutional Service Class Shares(1)
                --------------------------------------------------      ------------------------------------------------
                For the Six Months Ended        For the Year Ended      For the Six Months Ended      For the Year Ended
                         March 31, 2002(2)      September 30, 2001               March 31, 2002(2)    September 30, 2001
                --------------------------------------------------      ------------------------------------------------
                    Shares        Amount      Shares        Amount         Shares       Amount      Shares        Amount
                 ---------  ------------  ----------  ------------       --------  -----------   ---------  ------------
Sold             2,069,368  $ 20,693,678   8,751,298  $ 87,512,977        343,376  $ 3,433,759   1,661,088  $ 16,610,883
Reinvested         474,614     4,746,138     968,330     9,683,300         93,716      937,162     347,215     3,472,147
Stock Split(3)     170,655     1,706,553          --            --         36,735      367,346          --            --
Redeemed        (4,994,692)  (49,946,920) (9,743,421)  (97,434,210)      (324,293)  (3,242,934) (5,874,938)  (58,749,385)
                 ---------  ------------  ----------  ------------       --------  -----------   ---------  ------------
Net increase
   (decrease)   (2,280,055) $(22,800,551)    (23,793) $   (237,933)       149,534  $ 1,495,333  (3,866,635) $(38,666,355)
                ==========  ============  ==========  ============       ========  ===========  =========== ============

                        Investment Class Shares(4) (formerly Service Class)
                  ---------------------------------------------------------
                     For the Six Months Ended            For the Year Ended
                            March 31, 2002(2)            September 30, 2001
                  ---------------------------------------------------------
                      Shares           Amount        Shares          Amount
                  ----------      -----------    ----------    ------------
Sold               2,359,199     $ 23,591,986     4,245,881    $ 42,458,813
Reinvested           116,947        1,169,467       228,681       2,286,814
Stock Split(3)        54,047          540,473            --              --
Redeemed          (3,887,368)     (38,873,773)   (3,014,357)    (30,143,572)
                  ----------     ------------    ----------    ------------
Net increase
   (decrease)     (1,411,222)    $(13,571,847)    1,460,205    $ 14,602,055
                  ==========     ============    ==========    ============

-------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Fund--Institutional Service Class ceased establishing new accounts.
2  Unaudited.
3  See Note 5.
4 On January 31, 2000,PreservationPlus Fund--Service Class was renamed PreservationPlus Fund--Investment Class.




--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5--ADDITIONAL DISTRIBUTIONS
In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At March 31, 2002, there were three shareholders who held 62% of the outstanding shares of the Fund.



--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              INVESTMENTS IN UNAFFILIATED ISSUERS
              ASSET-BACKED SECURITIES--31.44%
              American Express Credit Card:
 $1,000,000    5.90%, 4/15/04 ............  $1,029,114
    550,000    5.95%, 12/15/06 ...........     568,978
              California Infrastructure PG&E:
  1,000,000    6.38%, 9/25/08 ............   1,038,327
  2,000,000    6.42%, 9/25/08 ............   2,078,797
              Capital Auto Receivables Asset Trust,
    237,645    5.68%, 8/15/04 ............     238,057
              Capital One Master Trust,
  2,000,000    5.43%, 1/15/07 ............   2,050,926
              Chase Credit Card Master Trust:
  1,500,000    6.00%, 8/15/05 ............   1,543,597
    250,000    6.66%, 1/15/07 ............     262,654
    300,000    7.09%, 2/15/09 ............     320,494
              Chase Funding Mortgage Loan,
    300,000    7.407%, 9/25/11 ...........     313,762
              CIT Equipment Collateral:
  2,110,000    5.23%, 10/20/04 ...........   2,149,991
  3,000,000    4.84%, 9/20/12 ............   2,992,602
              Citibank Credit Card Master Trust:
    650,000    6.10%, 5/15/08 ............     669,729
  3,500,000    5.875%, 3/10/11 ...........   3,493,143
              COMED Transitional Funding Trust,
  1,000,000    5.44%, 3/25/07 ............   1,024,697
              Conseco Finance,
  4,000,000    6.19%, 3/15/30 ............   4,038,591
              Conseco Recreational Enthusiast
                Consumer Trust,
  2,000,000    4.60%, 6/15/12 ............   1,986,674
              Contimortgage Home Equity Loan,
    437,377    6.44%, 12/15/12 ...........     438,554
              Dayton Hudson Credit Card Master Trust,
  2,000,000    5.90%, 5/25/06 ............   2,058,094
              Detroit Edison Securitization
                Funding LLC,
    500,000    5.875%, 3/1/10 ............     508,701
              Discover Card Master Trust:
  1,000,000    5.85%, 1/17/06 ............   1,029,034
  1,000,000    5.60%, 5/16/06 ............   1,027,334
              DVI Receivable Corp.,
  2,000,000    3.519%, 6/11/05 ...........   1,985,237
              First USA Credit Card Master Trust:
  1,000,000    5.28%, 9/18/06 ............   1,022,587
  2,000,000    5.818%, 1/17/07 ...........   2,004,050
              Fleet Credit Card Master Trust,
    250,000    6.90%, 4/16/07 ............     264,116

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Ford Motor Credit Corp.,
  $ 740,000    5.01%, 3/15/06 ............  $  744,182
              Green Tree Financial Corp.,
  3,398,540    6.82%, 5/15/29 ............   3,502,379
              Household Private Label Credit Card
                Master Note Trust I,
  2,400,000    5.50%, 1/18/11 ............   2,396,796
              Hyundai Auto Receivables Trust,
  2,000,000    4.47%, 3/15/06 ............   2,005,000
              Irwin Home Equity,
  2,000,000    4.85%, 12/25/14 ...........   2,013,067
              MBNA Credit Card Master Note Trust,
  1,190,000    5.15%, 7/15/09 ............   1,147,792
              MBNA Master Credit Trust:
    250,000    6.40%, 1/18/05 ............     253,939
  3,000,000    6.55%, 1/15/07 ............   3,143,414
    450,000    6.60%, 4/16/07 ............     473,502
  2,000,000    6.81%, 11/17/08 ...........   2,009,444
    850,000    5.90%, 8/15/11 ............     851,498
  2,160,000    7.00%, 2/15/12 ............   2,294,592
    500,000    7.80%, 10/15/12 ...........     555,105
              MMCA Automobile Trust,
    200,000    5.75%, 6/15/07 ............     203,396
              Nordstrom Private Label Credit
                Card Master,
  2,000,000    4.82%, 4/15/10 ............   1,945,116
              Oakwood Mortgage Investors, Inc.:
  1,210,000    5.05%, 11/15/19 ...........   1,205,074
  1,990,000    5.01%, 3/15/20 ............   1,973,995
              Peco Energy Transition Trust:
  1,745,000    6.05%, 3/1/09 .............   1,791,754
  1,200,000    6.13%, 3/1/09 .............   1,221,923
              Premier Auto Trust:
     91,994    5.82%, 12/6/02 ............      92,072
    356,425    5.19%, 4/8/03 .............     357,567
              Prime Credit Card Master Trust,
  2,000,000    6.75%, 11/15/05 ...........   2,034,088
              Providian Master Trust:
  1,000,000    6.25%, 6/15/07 ............   1,013,587
    200,000    7.49%, 8/17/09 ............     210,937
              PSE&G Transition Funding LLC,
    700,000    6.45%, 3/15/13 ............     718,420
              Residential Asset Securitization Trust,
  2,320,000    6.36%, 6/25/27 ............   2,350,158
              Sears Credit Account Master Trust:
    958,333    6.05%, 1/15/08 ............     985,041
    500,000    5.65%, 3/17/09 ............     514,209




See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Standard Credit Card Master Trust,
 $  700,000    5.95%, 10/7/04 ............ $   722,733
              Superior Wholesale Inventory
                Financing Trust,
  2,000,000    5.505%, 5/15/06 ...........   2,004,880
              Toyota Motor Credit,
    500,000    5.50%, 12/15/08 ...........     485,765
              West Penn Funding LLC,
    750,000    6.98%, 12/26/08 ...........     797,986
                                           -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $76,732,801) ....................  78,157,251
                                           -----------

              CORPORATE DEBT--30.71%
              FINANCIALS--17.28%
              Abbey National PLC,
    200,000    6.69%, 10/17/05 ...........     206,706
              ABN Amro Bank:
  1,000,000    7.55%, 6/28/06 ............   1,064,738
    200,000    7.125%, 6/18/07 ...........     210,714
              Aetna, Inc.,
     50,000    7.125%, 8/15/06 ...........      52,327
              Allstate Corp.,
    250,000    7.20%, 12/1/09 ............     261,881
              Bank of America Corp.:
  1,000,000    6.625%, 6/15/04 ...........   1,046,590
    400,000    7.125%, 5/12/05 ...........     424,354
    400,000    5.875%, 2/15/09 ...........     391,758
              Bank of New York,
    200,000    7.30%, 12/1/09 ............     211,352
              Barclays Bank PLC,
    140,000    7.40%, 12/15/09 ...........     150,121
              Bear Stearns Co.,
    300,000    6.15%, 3/2/04 .............     308,195
              Chase Manhattan Corp.,
  2,000,000    7.125%, 2/1/07 ............   2,087,660
              Chubb Corp.,
    100,000    6.00%, 11/15/11 ...........      96,618
              CIT Group, Inc.:
    500,000    5.50%, 2/15/04 ............     502,158
    150,000    5.625%, 5/17/04 ...........     147,912
    150,000    7.125%, 10/15/04 ..........     150,599
    250,000    6.50%, 2/7/06 .............     251,376
              Citigroup, Inc.:
    350,000    6.75%, 12/1/05 ............     367,344
    400,000    7.25%, 10/1/10 ............     420,548
    250,000    6.50%, 1/18/11 ............     251,218
              Countrywide Home Loan,
    150,000    5.50%, 2/1/07 .............     146,796

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Credit Suisse First Boston, Inc.,
 $   50,000    6.125%, 11/15/11 .......... $    47,838
              First Union National Bank,
    300,000    7.125%, 10/15/06 ..........     313,552
              Fleet Financial Group,
    200,000    7.375%, 12/1/09 ...........     207,733
              FleetBoston Financial Corp.,
    350,000    7.25%, 9/15/05 ............     370,332
              Ford Motor Credit Corp.:
  3,999,997    6.948%, 10/15/02 ..........   3,971,297
    250,000    6.70%, 7/16/04 ............     253,242
    400,000    7.60%, 8/1/05 .............     407,524
  1,250,000    6.875%, 2/1/06 ............   1,242,884
    700,000    7.375%, 10/28/09 ..........     686,682
              FPL Group Capital,
     75,000    6.125%, 5/15/07 ...........      75,004
              General Electric Capital Corp.:
    250,000    7.50%, 5/15/05 ............     269,243
    100,000    5.375%, 3/15/07 ...........      98,911
    500,000    8.625%, 6/15/08 ...........     564,442
    200,000    6.875%, 11/15/10 ..........     206,260
              General Motors Acceptance Corp.:
  1,000,000    6.75%, 3/15/03 ............   1,020,751
  1,000,000    7.125%, 5/1/03 ............   1,024,305
    650,000    7.50%, 7/15/05 ............     673,094
    300,000    6.75%, 1/15/06 ............     303,894
    500,000    7.25%, 3/2/11 .............     495,717
    400,000    6.875%, 9/15/11 ...........     386,432
    250,000    7.00%, 2/1/12 .............     243,508
              Goldman Sachs Group, Inc.:
    325,000    7.625%, 8/17/05 ...........     348,187
    175,000    6.65%, 5/15/09 ............     175,449
    200,000    7.35%, 10/1/09 ............     207,928
    325,000    6.875%, 1/15/11 ...........     326,565
              Hartford Financial Service,
    100,000    7.90%, 6/15/10 ............     106,765
              Heller Financial,
    150,000    6.00%, 3/19/04 ............     154,958
              Household Finance Corp.:
    400,000    6.00%, 5/1/04 .............     403,769
    225,000    6.50%, 1/24/06 ............     225,224
    300,000    8.00%, 7/15/10 ............     315,933
    200,000    6.75%, 5/15/11 ............     194,064
    650,000    6.375%, 10/15/11 ..........     613,402
              Household Netherlands BV,
    250,000    6.20%, 12/1/03 ............     255,874
              John Deere Capital Corp.,
    250,000    6.00%, 2/15/09 ............     235,762
              John Hancock Financial Services,
     50,000    5.625%, 12/1/08 ...........      48,557



See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              JP Morgan Chase & Co.,
 $  225,000    6.75%, 2/1/11 ............. $   225,454
              JP Morgan, Inc.,
  1,000,000    6.70%, 11/1/07 ............   1,021,771
              KFW International Finance,
    120,000    8.20%, 6/1/06 .............     132,729
              Lehman Brothers Holdings, Inc.:
    400,000    7.25%, 4/15/03 ............     414,838
    195,000    7.00%, 5/15/03 ............     201,882
    400,000    6.125%, 7/15/03 ...........     411,082
    150,000    7.75%, 1/15/05 ............     159,882
    200,000    6.25%, 5/15/06 ............     203,062
    250,000    7.00%, 2/1/08 .............     255,428
    150,000    7.875%, 11/1/09 ...........     160,343
              McDonald's Corp.,
  2,000,000    6.50%, 8/1/07 .............   2,087,784
              Mellon Financial,
  1,000,000    6.375%, 2/15/10 ...........     988,367
              Merrill Lynch & Co.:
  1,000,000    6.00%, 2/12/03 ............   1,024,474
    500,000    6.875%, 3/1/03 ............     515,600
              Metlife, Inc.,
    100,000    6.125%, 12/1/11 ...........      96,967
              Morgan Stanley Dean Witter,
    560,000    6.10%, 4/15/06 ............     571,458
              Morgan Stanley Group:
    750,000    8.33%, 1/15/07 ............     821,519
  1,250,000    6.875%, 3/1/07 ............   1,300,829
              Rockwell International,
  2,000,000    6.15%, 1/15/08 ............   1,953,868
              Society National Bank,
    200,000    7.25%, 6/1/05 .............     211,325
              TCW High Income Partners,
  1,100,000    6.804%, 8/24/13 ...........   1,054,625
              TCW High Income Partners II,
  1,300,000    6.258%, 12/5/13 ...........   1,280,500
              Texaco Capital, Inc.,
  1,500,000    8.50%, 2/15/03 ............   1,572,600
              Toyota Motor Credit,
    100,000    5.625%, 11/13/03 ..........     102,917
              US Bank NA:
    200,000    6.375%, 8/1/11 ............     198,287
    200,000    6.30%, 2/4/14 .............     194,896
              Verizon Global Funding Corp.,
    100,000    7.25%, 12/1/10 ............     102,568
              Wells Fargo & Co.:
    150,000    7.25%, 8/24/05 ............     159,490
    200,000    5.125%, 2/15/07 ...........     195,495
              Wells Fargo Bank NA,
    100,000    6.45%, 2/1/11 .............     100,192
                                           -----------
TOTAL FINANCIALS
   (Cost $42,641,376) ....................  42,946,279
                                           -----------

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS--6.90%
              Abbott Labs,
 $1,000,000    6.40%, 12/1/06 ............ $ 1,045,779
              Alcoa, Inc.:
    155,000    5.875%, 6/1/06 ............     156,294
    300,000    7.375%, 8/1/10 ............     318,811
     50,000    6.00%, 1/15/12 ............      48,527
              American Home Products,
    200,000    6.25%, 3/15/06 ............     204,945
              Anheuser Busch,
  2,000,000    9.00%, 12/1/09 ............   2,348,062
              BP America, Inc.,
  1,000,000    7.875%, 5/15/02 ...........   1,006,707
              Campbell Soup Co.,
    150,000    6.15%, 12/1/02 ............     152,877
              Caterpillar,
    100,000    7.25%, 9/15/09 ............     105,649
              Coca-Cola Co.,
     50,000    5.75%, 3/15/11 ............      48,608
              Conoco:
    250,000    5.90%, 4/15/04 ............     257,052
    360,000    6.35%, 4/15/09 ............     360,335
              DaimlerChrysler:
    175,000    6.90%, 9/1/04 .............     180,217
    425,000    7.20%, 9/1/09 .............     425,190
    350,000    8.00%, 6/15/10 ............     365,912
              Diageo Capital PLC,
  1,000,000    6.125%, 8/15/05 ...........   1,035,894
              E.I. duPont de Nemours Co.,
    300,000    6.875%, 10/15/09 ..........     314,222
              Gannett Co., Inc.,
     50,000    6.375%, 4/1/12 ............      49,706
              IBM Corp.:
    125,000    5.10%, 11/10/03 ...........     127,392
    300,000    5.375%, 2/1/09 ............     288,397
              Kraft Foods, Inc.,
    250,000    5.625%, 11/1/11 ...........     236,980
              Proctor & Gamble,
  1,000,000    5.25%, 9/15/03 ............   1,022,653
              Rohm & Haas Co.,
    150,000    6.95%, 7/15/04 ............     156,979
              Sears Roebuck,
    500,000    6.125%, 1/15/06 ...........     502,975
              Sears Roebuck Acceptance Corp.,
  2,000,000    7.00%, 6/15/07 ............   2,049,360
              Sony Corp.,
  1,000,000    6.125%, 3/4/03 ............   1,028,074
              Target Corp.:
    100,000    5.95%, 5/15/06 ............     101,709
    250,000    6.35%, 1/15/11 ............     249,915



See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              TCI Communications, Inc.,
 $1,000,000    8.65%, 9/15/04 ............ $ 1,054,469
              United Technology Corp.,
    200,000    7.00%, 9/15/06 ............     210,098
              Wal-Mart Stores:
    100,000    6.50%, 6/1/03 .............     103,474
    300,000    6.875%, 8/10/09 ...........     319,361
              Walt Disney Co.,
  1,000,000    6.75%, 3/30/06 ............   1,025,422
              Weyerhaeuser Co.,
    250,000    7.25%, 7/1/13 .............     250,462
                                           -----------
TOTAL INDUSTRIALS
   (Cost $16,936,662) ....................  17,152,507
                                           -----------
              OTHER--1.46%
              Cingular Wireless,
    150,000    6.50%, 12/15/11 ...........     144,154
              Electronic Data Systems:
    150,000    6.85%, 10/15/04 ...........     157,163
    115,000    7.125%, 10/15/09 ..........     119,776
              InterAmerican Development Bank:
    150,000    6.50%, 10/20/04 ...........     157,762
  1,000,000    6.125%, 3/8/06 ............   1,037,230
    750,000    5.375%, 11/18/08 ..........     734,732
              International Bank for Reconstruction &
                Development,
  1,000,000    5.625%, 3/17/03 ...........   1,025,023
              Verizon Wireless, Inc.,
    100,000    5.375%, 12/15/06 ..........      95,995
              Whitman Corp.,
    160,000    6.00%, 5/1/04 .............     163,659
                                           -----------
TOTAL OTHER
   (Cost $3,590,303) .....................   3,635,494
                                           -----------
              UTILITIES--5.07%
              Airtouch Comm,
    200,000    7.50%, 7/15/06 ............     213,706
              AT&T Corp.,
  1,000,000    5.625%, 3/15/04 ...........     998,453
              Atlantic Richfield,
    375,000    5.55%, 4/15/03 ............     384,585
              British Telecom PLC,
    300,000    7.625%, 12/15/05 ..........     318,663
              Central & Southwest Corp.,
  1,000,000    7.25%, 10/1/04 ............   1,034,146
              Chevron Corp.,
    250,000    6.625%, 10/1/04 ...........     264,418
              Consolidated Natural Gas,
  2,000,000    6.625%, 12/1/08 ...........   2,006,680


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Deutsche Telekom International
                Finance:
  $ 600,000    7.75%, 6/15/05 ............  $  624,388
    200,000    8.00%, 6/15/10 ............     208,366
              France Telecom:
    100,000    7.20%, 3/1/06 .............     101,526
    100,000    7.75%, 3/1/11 .............     101,814
              GTE North, Inc.,
  1,000,000    5.65%, 11/15/08 ...........     965,192
              GTE Southwest:
  1,000,000    6.54%, 12/1/05 ............   1,037,841
  1,000,000    6.23%, 1/1/07 .............   1,010,749
              Illinois Power,
    400,000    5.54%, 6/25/09 ............     402,752
              MCI Worldcom,
    400,000    6.25%, 8/15/03 ............     372,434
              National Rural Utility,
    100,000    6.00%, 5/15/06 ............      99,142
              SBC Communications, Inc.,
     50,000    6.25%, 3/15/11 ............      49,526
              Scana Corp.,
    100,000    6.25%, 2/1/12 .............      97,840
              Verizon New York, Inc.,
     60,000    6.875%, 4/1/12 ............      59,766
              Vodafone Group,
    150,000    7.625%, 2/15/05 ...........     159,755
              Wisconsin Electric Power,
  1,000,000    7.25%, 8/1/04 .............   1,050,859
              Wisconsin Energy,
    150,000    6.50%, 4/1/11 .............     148,894
              Wisconsin Power & Light,
    570,000    7.00%, 6/15/07 ............     592,331
              Worldcom, Inc.:
    200,000    6.50%, 5/15/04 ............     179,958
    150,000    7.50%, 5/15/11 ............     125,831
                                           -----------
TOTAL UTILITIES
   (Cost $12,629,185) ....................  12,609,615
                                           -----------
TOTAL CORPORATE DEBT
   (Cost $75,797,526) ....................  76,343,895
                                           -----------

              FOREIGN DEBT--3.20%
              Asian Development Bank:
    100,000    6.50%, 10/21/02 ...........     102,312
  1,000,000    5.75%, 5/19/03 ............   1,028,724
              Canada Government:
    200,000    6.375%, 11/30/04 ..........     210,008
  1,000,000    5.25%, 11/5/08 ............     984,011
              Corp Andina de Fomento,
    125,000    7.75%, 3/1/04 .............     130,789


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Deutsche Ausgleichsbank,
 $  275,000    6.50%, 9/15/04 ............ $   288,579
              Dresdner Bank,
    300,000    6.625%, 9/15/05 ...........     311,609
              HSBC Americas,
    125,000    6.625%, 3/1/09 ............     125,912
              HSBC Holding PLC,
    340,000    7.50%, 7/15/09 ............     362,789
              Italy Global Bond,
    350,000    6.00%, 9/27/03 ............     361,216
              Kingdom of Sweden,
    350,000    6.50%, 3/4/03 .............     360,907
              National Westminster Bank,
    200,000    7.375%, 10/1/09 ...........     213,445
              Nippon Telegraph & Telephone,
    150,000    6.00%, 3/25/08 ............     150,176
              Province of Ontario,
  1,150,000    6.00%, 2/21/06 ............   1,181,004
              Province of Quebec:
    500,000    7.00%, 1/30/07 ............     530,009
    150,000    5.75%, 2/15/09 ............     147,820
              Repsol Intl Finance,
    325,000    7.45%, 7/15/05 ............     328,021
              Republic of Chile,
     75,000    6.875%, 4/28/09 ...........      76,910
              Republic of Finland,
    550,000    7.875%, 7/28/04 ...........     590,925
              Republic of Portugal,
    150,000    5.75%, 10/8/03 ............     154,134
              Santander Financial Issuances,
    150,000    7.00%, 4/1/06 .............     155,680
              Telefonica Europe,
     35,000    7.35%, 9/15/05 ............      36,593
              Westdeutsche Landesbank,
    125,000    6.05%, 1/15/09 ............     123,961
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $7,763,810) .....................   7,955,534
                                           -----------

              COLLATERALIZED MORTGAGE
                OBLIGATIONS--1.82%
              CS First Boston Mortgage Securities Corp.,
  1,000,000    5.73%, 3/25/32 ............     998,984
              DLJ Commercial Mortgage Corp.,
  2,000,000    7.30%, 6/10/32 ............   2,120,245
              Residential Asset Securitization Trust,
  1,400,000    6.18%, 5/25/32 ............   1,401,750
                                           -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $4,551,396) .....................   4,520,979
                                           -----------

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              MORTGAGE BACKED SECURITIES &
                AGENCY OBLIGATIONS--29.22%
              FGLMC Gold,
$ 1,524,499    6.00%, 5/1/29 ............. $ 1,490,621
              FHLMC:
  1,000,000    6.25%, 10/15/02 ...........   1,021,101
    750,000    6.25%, 7/15/04 ............     785,170
    150,000    6.625%, 9/15/09 ...........     156,792
              FHLMC Gold:
    500,000    5.75%, 3/15/09 ............     499,579
    667,944    5.50%, 11/1/13 ............     661,487
    615,092    6.00%, 12/1/13 ............     619,788
     30,211    7.50%, 4/1/27 .............      31,466
    129,295    7.50%, 6/1/27 .............     134,667
     32,536    7.50%, 10/1/27 ............      33,888
  2,270,140    6.00%, 12/1/28 ............   2,219,693
  1,928,107    6.50%, 12/1/28 ............   1,931,684
              FHLMC Gold TBA,
  2,000,000    7.50%, 5/1/22 .............   2,071,250
              FHLMC TBA:
  1,000,000    7.50%, 5/1/07 .............   1,048,125
  1,000,000    6.00%, 4/1/08 .............     996,875
  3,000,000    6.50%, 11/1/08 ............   3,050,625
  2,000,000    7.00%, 11/1/08 ............   2,070,000
  2,000,000    7.00%, 3/1/23 .............   2,036,876
  3,000,000    6.50%, 11/1/23 ............   2,987,814
              FNCL:
    286,816    6.50%, 1/1/14 .............     293,734
    440,590    7.00%, 2/1/14 .............     457,464
    757,312    6.00%, 12/1/28 ............     739,893
    575,865    6.50%, 12/1/28 ............     577,968
    515,430    6.00%, 12/15/28 ...........     502,671
    612,953    7.00%, 1/1/29 .............     626,910
    634,669    6.50%, 1/15/29 ............     634,083
  1,801,824    6.50%, 2/1/29 .............   1,801,211
  2,006,586    6.50%, 2/1/29 .............   2,005,904
  2,098,984    6.50%, 2/1/29 .............   2,100,872
    611,075    7.00%, 3/1/29 .............     623,649
  3,149,250    6.00%, 7/1/29 .............   3,073,991
  2,315,746    6.50%, 8/1/29 .............   2,314,958
    749,847    6.50%, 11/1/29 ............     749,592



See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              FNMA:
 $  700,000    6.25%, 11/15/02 ........... $   716,413
    163,153    6.50%, 5/1/05 .............     167,197
    142,314    6.50%, 6/1/05 .............     145,841
  1,000,000    5.25%, 1/15/09 ............     972,812
    176,642    7.00%, 9/1/12 .............     183,617
  1,135,783    8.00%, 5/1/17 .............   1,215,608
     55,768    8.50%, 1/1/20 .............      60,551
  2,000,000    7.00%, 9/1/21 .............   2,028,124
  2,000,000    7.50%, 9/1/21 .............   2,070,624
    694,977    8.00%, 12/1/21 ............     742,005
    189,229    8.00%, 12/1/23 ............     202,033
    583,105    6.50%, 10/1/27 ............     584,206
              FNMA TBA:
  1,000,000    7.00%, 9/1/06 .............   1,034,688
  2,000,000    6.00%, 4/1/08 .............   1,991,876
    450,000    8.50%, 9/1/21 .............     478,547
  2,000,000    6.50%, 4/1/23 .............   2,033,124
  1,000,000    7.50%, 4/1/23 .............   1,049,375
  1,000,000    6.00%, 9/2/23 .............     968,750
              GNMA:
    228,760    9.00%, 11/15/20 ...........     251,314
  2,500,000    7.50%, 9/1/21 .............   2,596,875
    274,444    8.00%, 5/15/22 ............     292,895
    101,531    8.50%, 2/15/23 ............     109,894
    123,805    8.50%, 4/15/23 ............     134,002
     77,010    8.50%, 8/15/28 ............      82,778
    457,353    6.50%, 10/15/28 ...........     457,220
    240,910    6.50%, 11/15/28 ...........     240,840
     26,797    6.50%, 1/15/29 ............      26,772
  1,411,903    6.50%, 2/15/29 ............   1,410,598
    755,889    6.00%, 7/15/29 ............     734,786
              GNMA TBA:
  1,000,000    6.50%, 5/1/08 .............   1,021,875
  4,000,000    8.00%, 8/1/21 .............   4,206,248
  4,000,000    7.00%, 9/1/21 .............   4,077,500
         --    7.50%, 2/15/31 ............          --
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES &
   AGENCY OBLIGATIONS
   (Cost $71,909,926) ....................  72,639,389
                                           -----------


  PRINCIPAL
    AMOUNT/
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------
              US TREASURY SECURITIES--3.04%
              US Treasury Notes:
 $3,250,000    5.00%, 2/15/11 ........... $  3,149,581
  3,610,000    5.00%, 8/15/11 ...........    3,489,433
    970,000    4.875%, 2/15/12 ..........      930,632
                                          ------------
TOTAL US TREASURY SECURITIES
   (Cost $7,846,763) ....................    7,569,646
                                          ------------

              SHORT-TERM INSTRUMENTS--3.90%
              US Treasury Bill,
  9,700,000    1.73%, 4/18/02 ...........    9,692,408
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $9,692,408) ....................    9,692,408
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $254,294,630) ..................  256,879,102
                                          ------------
              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES--5.65%
  31,370,343  Cash Management
               Institutional Fund .......   31,370,343
                                          ------------
TOTAL INVESTMENTS
   (Cost $285,664,973) ...........115.94% $288,249,445
                                          ------------

WRAPPER AGREEMENTS(1)
Bank of America NT & SA ..................    (407,557)
National Westminster Bank PLC ............    (324,451)
Credit Suisse Financial Products .........    (203,032)
Transamerica Life Insurance & Annuity Co.     (124,634)
                                          ------------
TOTAL WRAPPER AGREEMENTS ......... (0.43)%  (1,059,674)

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..................(15.51)  (38,569,024)
                                  ------  ------------
NET ASSETS .......................100.00% $248,620,747
                                  ======  ============


--------------------------------------------------------------------------------
1 Wrapper Agreements--Each Wrapper Agreement obligates the wrapper provider to maintain the book value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.
The following abbreviations are used in portfolio descriptions:
FGLMC--Federal Government Loan Mortgage Company
FHLMC--Federal Home Loan Mortgage Corporation
FNMA --Federal National Mortgage Association
FNCL --Federal National Mortgage Association Class Loan
GNMA --Government National Mortgage Association
TBA --To be announced securities. TBA's represent firm commitments of the Portfolio for securities authorized for issuance but not yet actually issued.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                                   MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in unaffiliated issuers, at value (cost $254,294,630) ..............................   $256,879,102
   Investments in affiliated investment companies, at value (cost $31,370,343) ...................     31,370,343
   Receivable for securities sold ................................................................      2,041,779
   Interest receivable(1) ........................................................................      2,039,272
                                                                                                     ------------
Total assets .....................................................................................    292,330,496
                                                                                                     ------------
LIABILITIES
   Payable for securities purchased ..............................................................     42,431,058
   Wrapper agreements ............................................................................      1,059,674
   Due to advisor ................................................................................         41,037
   Accrued expenses and other ....................................................................        177,980
                                                                                                     ------------
Total liabilities ................................................................................     43,709,749
                                                                                                     ------------
NET ASSETS .......................................................................................   $248,620,747
                                                                                                     ============

--------------------------------------------------------------------------------
1 Includes $6,005 from the Portfolio's investment in affiliated investment companies.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                  MARCH 31, 2002
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from affiliated investment companies ...............................................    $   334,360
   Interest .....................................................................................      6,607,571
   Credited rate interest .......................................................................        604,269
                                                                                                     -----------
Total investment income .........................................................................      7,546,200
                                                                                                     -----------
EXPENSES
   Advisory fees ................................................................................        470,099
   Wrapper fees .................................................................................        161,592
   Administration and service fees ..............................................................         67,157
   Professional fees ............................................................................         20,143
   Trustees fees ................................................................................          5,379
   Miscellaneous ................................................................................         17,049
                                                                                                     -----------
Total expenses ..................................................................................        741,419
Less: fee waivers and/or expense reimbursements .................................................       (271,320)
                                                                                                     -----------
Net expenses ....................................................................................        470,099
                                                                                                     -----------
Net investment income ...........................................................................      7,076,101
                                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND WRAPPER AGREEMENTS
   Net realized gain from investment transactions ...............................................      1,553,317
   Net realized gain on wrapper agreements ......................................................             --
   Net change in unrealized appreciation/depreciation on investments ............................     (6,202,375)
   Net change in unrealized appreciation/depreciation on wrapper agreements .....................      4,649,058
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND WRAPPER AGREEMENTS .......................................................................             --
                                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................................    $ 7,076,101
                                                                                                     ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX                   FOR THE
                                                                          MONTHS ENDED                YEAR ENDED
                                                                       MARCH 31, 2002(1)      SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................    $  7,076,101             $  15,931,667
   Net realized gain from investment transactions ....................       1,553,317                 2,621,664
   Net realized gain on wrapper agreements ...........................              --                   135,584
   Net change in unrealized appreciation/depreciation
     on investments ..................................................      (6,202,375)               13,622,040
   Net change in unrealized appreciation/depreciation
     on wrapper agreements ...........................................       4,649,058               (16,379,288)
                                                                          ------------             -------------
Net increase in net assets from operations ...........................       7,076,101                15,931,667
                                                                          ------------             -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ....................................      69,677,495               137,078,288
   Value of capital withdrawn ........................................    (114,033,451)             (176,570,131)
                                                                          ------------             -------------
Net decrease in net assets from capital
   transactions in shares of beneficial interest .....................     (44,355,956)              (39,491,303)
                                                                          ------------             -------------
TOTAL DECREASE IN NET ASSETS .........................................     (37,279,855)              (23,559,636)
NET ASSETS
   Beginning of period ...............................................     285,900,602               309,460,238
                                                                          ------------             -------------
   End of period .....................................................    $248,620,747             $ 285,900,602
                                                                          ============             =============

--------------------------------------------------------------------------------
1  Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                            FOR THE SIX                                   FOR THE    FOR THE PERIOD
                                           MONTHS ENDED                               YEARS ENDED   OCT. 1, 1997(2)
                                              MARCH 31,                             SEPTEMBER 30,           THROUGH
                                                2002(1)          2001          2000          1999    SEPT. 30, 1998
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN .................         2.68%            --            --            --                --

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .....................     $248,621       $285,901      $309,460      $340,756          $232,551
   Ratios to average net assets:
   Net investment income ................         5.71%(3)       5.65%         5.79%         5.57%             5.80%
     Expenses after waivers .............         0.35%(3)       0.35%         0.35%         0.35%             0.35%
     Expenses before waivers ............         0.57%(3)       0.54%         0.49%         0.50%             0.54%
   Portfolio turnover rate ..............          114%           249%          237%          291%              428%

--------------------------------------------------------------------------------
1  Unaudited.
2  Commencement of operations.
3  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The PreservationPlus Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Portfolio's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing fixed income securities, the Portfolio uses the last bid price prior to the calculation of the Portfolio's net asset value. If a current bid price is not available, the Portfolio uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Portfolio's Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On March 31, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. DELAYED DELIVERY TRANSACTIONS
The Portfolio may buy or sell securities in transactions that call for payment and delivery beyond the customary settlement period. Positions resulting from these 'when-issued' or delayed delivery transactions are valued as described under 'Valuation of Securities'.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.35%. These fees are not charged on assets invested in affiliated Money Market funds.

Investment Company Capital Corp., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.





--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM.

Certain officers and directors of the Portfolios are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended March 31, 2002, were $305,042,919 and $323,768,002, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2002 was $285,664,973. The aggregate gross unrealized appreciation for all investments at March 31, 2002 was $3,759,492 and the aggregate gross unrealized depreciation for all investments was $1,175,019.

NOTE 4--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 5--WRAPPER AGREEMENTS
The Portfolio enters into agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid. Wrapper Agreements are valued as described under 'Valuation of Securities'.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.





--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


PreservationPlus Fund
   Investment Class                                      CUSIP #055847826
   Institutional Class                                   CUSIP #055847834
   Institutional Service Class                           CUSIP #055847818
                                                         PPLUSSA (3/02)
                                                         Printed 5/02

Distributed by:
ICC Distributors, Inc.